Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments	Dec. 31, 2018 CNY (¥) Segments	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments	2	2
Revenue	$ 2,430,942	¥ 16,263,248	¥ 16,197,819	[1]	¥ 13,643,195	[1]
One customer group [member]
Disclosure of operating segments [line items]
Revenue	$ 667,200	¥ 4,463,900	¥ 4,839,600		¥ 3,580,900

[1]	Restated